Intangible assets, net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net
Amortization expenses	¥ 1,631,280	¥ 1,824,762	¥ 1,993,945
Impairment loss	17,736	288,221	¥ 0
2023	1,000,676
2024	133,845
2025	54,985
2026	38,321
Thereafter	41,750
Total expected amortization expenses	¥ 1,269,577	¥ 2,831,581